Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000	25,000	25,000
Common stock, shares issued	14,135	14,114	13,879
Common stock, shares outstanding	14,135	14,114	13,879